Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Movement Reconciliation
Balance as at 1 October 2017	$ 168,356
Issuances	59,456
Maturities, repayments, buy backs and reductions	(64,698)
Total cash movements	(5,242)
Foreign exchange translation impact	11,022
Fair value adjustments	(244)
Fair value hedge accounting adjustments	(1,313)
Other (amortisation of bond issue costs, etc.)	17
Total non-cash movements	9,482
Balance as at 30 September 2018	172,596
Contractual outstanding amount payable at maturity	3,475	$ 4,604
Decrease in fair value of debt issues attributable to changes in entity's own credit risk	45	2
Parent Entity
Movement Reconciliation
Balance as at 1 October 2017	144,116
Issuances	57,440
Maturities, repayments, buy backs and reductions	(58,005)
Total cash movements	(565)
Foreign exchange translation impact	10,252
Fair value adjustments	(240)
Fair value hedge accounting adjustments	(1,288)
Other (amortisation of bond issue costs, etc.)	13
Total non-cash movements	8,737
Balance as at 30 September 2018	152,288
Contractual outstanding amount payable at maturity	3,344	2,875
Decrease in fair value of debt issues attributable to changes in entity's own credit risk	$ 45	$ 2